Stock-Based Compensation (Details 2) (USD $)	1 Months Ended	12 Months Ended
	May 02, 2014	Jun. 30, 2014 Warrant	Jun. 30, 2013 Warrant
Number of Warrants - Outstanding		293,092	0
Number of Warrants - Warrants issued to placement agents			41,424
Number of Warrants - Warrants issued to placement agent		290,861	233,334
Number of Warrants - Warrants issued to placement agent			18,334
Number of Warrants - Warrants issued to note holders		225,259
Number of Warrants - Warrants issued to note holders		4,039,184
Number of Warrants - Warrants issued to related party		39,117
Number of Warrants - Warrants issued in private placement		6,287,679
Number of Warrants - Warrants issued for investor relations		66,667
Number of Warrants - Warrants exercised		(100,550)
Number of Warrants - Warrants forfeited	(41,570)	(41,570)
Number of Warrants - Outstanding		11,099,739	293,092
Weighted Average Exercise Price - Outstanding		$ 2.21	$ 0
Weighted Average Exercise Price - Warrants issued to placement agents			$ 2.03
Weighted Average Exercise Price - Warrants issued to placement agent		$ 1.56	$ 2.03
Weighted Average Exercise Price - Warrants issued to placement agent			$ 4.95
Weighted Average Exercise Price - Warrants issued to note holders		$ 1.89
Weighted Average Exercise Price - Warrants issued to note holders		$ 1.98
Weighted Average Exercise Price - Warrants issued to related party		$ 7.50
Weighted Average Exercise Price - Warrants issued in private placement		$ 2.34
Weighted Average Exercise Price - Warrants issued for investor relations		$ 3.34
Weighted Average Exercise Price - Warrants exercised		$ 1.17
Weighted Average Exercise Price - Warrants forfeited		$ 1.17
Weighted Average Exercise Price - Outstanding		$ 2.21	$ 2.21
Weighted Average Remaining Contractual Life - Outstanding			0 years
Weighted Average Remaining Contractual Life - Outstanding		3 years 7 months 6 days	4 years 1 month 6 days